CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Loans receivable, allowance for loan losses	$ 4,970	$ 4,799
Shareholders' Equity
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	35,000,000	67,357,500
Common stock, shares issued	10,576,849	11,283,503
Common stock, outstanding (in shares)	10,576,302	10,577,369
Treasury stock (in shares)	547	706,134